PPP Loans - Narrative (Detail) - PPP Loan $ in Millions	1 Months Ended
Apr. 30, 2020 USD ($)
Debt Disclosure [Line Items]
Unsecured loan	$ 0.9
Loan facility term	2 years
Debt instrument, interest rate	1.00%